Filed electronically with the Securities and Exchange Commission on November 27, 2002

                                                               File No. 2-63522
                                                               File No. 811-2899

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /___/

                           Pre-Effective Amendment No.                  /___/
                         Post-Effective Amendment No. 31                / X /
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                 /___/

                                Amendment No. 31                        / X /

                              CASH EQUIVALENT FUND
               (Exact Name of Registrant as Specified in Charter)

                222 South Riverside Plaza Chicago, Illinois 60606
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                           --------------

                                  John Millette
                              Cash Equivalent Fund
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     (Name and Address of Agent for Service)

                                 With a copy to:
                                Cathy G. O'Kelly
                                 David A. Sturms
                        Vedder, Price, Kaufman & Kammholz
                            222 North LaSalle Street
                             Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/___/    60 days after filing pursuant to paragraph (a) (1)
/___/    75 days after filing pursuant to paragraph (a) (2)
/ X /    On December 1, 2002 pursuant to paragraph (b)
/___/    On _______________ pursuant to paragraph (a) (1)
/___/    On _______________ pursuant to paragraph (a) (2) of Rule 485.

         If Appropriate, check the following box:
/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                  Cash Equivalent Fund



                                    P R O S P E C T U S

                                    December 1, 2002




                                    Money Market Portfolio

                                    Government Securities Portfolio

                                    Tax-Exempt Portfolio

                                    As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


C A S H   E Q U I V A L E N T   F U N D




About the Portfolios                  How to Invest in the Portfolios

  1  Money Market Portfolio            17  Policies You Should Know About

  5  Government Securities Portfolio   21  Understanding Distributions and Taxes

  9  Tax-Exempt Portfolio

 13  Other Policies and Risks

 14  Who Manages the Portfolios

 15  Financial Highlights

--------------------------------------------------------------------------------
                                                            TICKER SYMBOL  CQMXX

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements that are backed by these securities.

The portfolio may buy securities from many types of issuers, including the U.S. or Canadian governments, banks (both U.S. banks and U.S. branches of foreign banks), corporations and municipalities. The portfolio may concentrate more than 25% of its assets in bank certificates of deposit or bankers' acceptances of U.S. banks (excluding foreign branches). The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

However, everything the portfolio buys must meet the rules for money market fund investments (see sidebar). In addition, the portfolio may not purchase securities whose remaining maturities are longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance.

Investments by the portfolio in obligations issued by foreign entities such as Eurodollar certificates of deposit ("cd's") (securities issued by foreign branches of banks) or Yankee cd's (securities issued by domestic branches of foreign banks), involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign entities and their branches.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992          3.18
1993          2.51
1994          3.60
1995          5.29
1996          4.74
1997          4.88
1998          4.82
1999          4.50
2000          5.84
2001          3.60


2002 Total Return as of September 30: 0.90%

For the periods included in the bar chart:
Best Quarter: 1.51%, Q4 2000              Worst Quarter: 0.46%, Q4 2001


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

          1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------
           3.60                        4.72                       4.29
--------------------------------------------------------------------------------


7-day yield as of 12/31/2001: 1.37%

For more recent performance information, including yield information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold portfolio shares. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (fees paid directly from your investment):                None
--------------------------------------------------------------------------------
Annual operating expenses (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                             0.20%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                   0.38%
--------------------------------------------------------------------------------
Other Expenses*                                                            0.14%
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                          0.72%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------
     $74           $230         $401                       $894
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            TICKER SYMBOL  CQGXX
Government Securities Portfolio


The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by these securities.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

However, everything the portfolio buys must meet the rules for money market fund investments (see sidebar). In addition, the portfolio may not purchase securities whose remaining maturities are longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. Additionally, some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other securities are backed by the full faith and credit of the U.S. Government.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1992          3.20
1993          2.52
1994          3.59
1995          5.34
1996          4.81
1997          4.88
1998          4.88
1999          4.42
2000          5.67
2001          3.34


2002 Total Return as of September 30: 0.79%

For the periods included in the bar chart:
Best Quarter: 1.46%, Q3 2000              Worst Quarter: 0.42%, Q4 2001


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

          1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------
           3.34                        4.60                       4.24
--------------------------------------------------------------------------------

7-day yield as of 12/31/2001: 1.21%

For more recent performance information, including yield information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold portfolio shares. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (fees paid directly from your investment):                None
--------------------------------------------------------------------------------
Annual operating expenses (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                             0.20%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                   0.38%
--------------------------------------------------------------------------------
Other Expenses*                                                            0.27%
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                          0.85%
--------------------------------------------------------------------------------

* Includes costs of shareholder services, custody and similar expenses, which may vary with portfolio size and other factors.

** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------
     $87           $271         $471                      $1,049
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            TICKER SYMBOL  TEMXX
Tax-Exempt Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

Under normal market conditions, at least 80% of the portfolio's total assets will be invested in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT).

The portfolio may buy many types of municipal securities, including industrial development bonds, but any security the portfolio buys must meet the rules for money market fund investments (see sidebar). The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

The portfolio may not purchase securities whose remaining maturities are longer than 12 months.

The portfolio may also invest more than 25% of its total assets in municipal securities, such as industrial development bonds, that are repayable out of revenue streams generated from economically related projects or facilities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. Industrial development bonds, which are municipal securities, generally do not constitute the pledge of the credit of the issuer of such bonds. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously. To the extent that the portfolio emphasizes certain geographic regions or sectors of the short-term municipal market, the portfolio increases its exposure to any factors affecting these regions or sectors.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, inflation may erode the real value of an investment in the portfolio

o political or legal actions could change the way the portfolio's dividends are taxed

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992          2.61
1993          1.96
1994          2.40
1995          3.44
1996          2.96
1997          3.11
1998          2.98
1999          2.73
2000          3.58
2001          2.29


2002 Total Return as of September 30: 0.65%

For the periods included in the bar chart:
Best Quarter: 0.94%, Q4 2000              Worst Quarter: 0.34%, Q4 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

          1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------
           2.29                        2.94                       2.80
--------------------------------------------------------------------------------

7-day yield as of 12/31/2001: 1.23%

For more recent performance information, including yield information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold portfolio shares. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (fees paid directly from your investment):                None
--------------------------------------------------------------------------------
Annual operating expenses (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                             0.22%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                   0.33%
--------------------------------------------------------------------------------
Other Expenses*                                                            0.07%
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                          0.62%
--------------------------------------------------------------------------------

* Includes costs of shareholder services, custody and similar expenses, which may vary with portfolio size and other factors.

** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------
     $63           $199         $346                       $774
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a portfolio's Board could change that portfolio's investment goal without seeking shareholder approval.

o For Government Securities Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's policy of investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by these securities.

o Tax-Exempt Portfolio's policy that at least 80% of its total assets will be invested in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax, is a fundamental policy and cannot be changed without shareholder approval.

o As a temporary defensive measure or when acceptable municipal securities are not available, the Tax-Exempt Portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolios.

If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolios

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for each portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. Each portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets:

------------------------------------------------------
Portfolio Name                          Fee Paid
------------------------------------------------------

Money Market Portfolio                    0.20%
------------------------------------------------------
Government Securities Portfolio           0.20%
------------------------------------------------------
Tax-Exempt Portfolio                      0.22%
------------------------------------------------------


The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

These tables are designed to help you understand each portfolio's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each portfolio's financial statements, is included in each portfolio's annual report (see "Shareholder reports" on the last page).

--------------------------------------------------------------------------------
Money Market Portfolio
Years ended July 31,       2002        2001        2000       1999        1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value,        $  1.00    $  1.00     $  1.00     $  1.00    $  1.00
beginning of period
--------------------------------------------------------------------------------
Net investment income       .02        .05         .05         .04        .05
--------------------------------------------------------------------------------
Less distributions from   (.02)      (.05)       (.05)       (.04)      (.05)
net investment income
--------------------------------------------------------------------------------
Net asset value, end of $  1.00    $  1.00     $  1.00     $  1.00    $  1.00
period
--------------------------------------------------------------------------------
Total Return (%)           1.65       5.21        5.31        4.43       4.93
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of          738        914         760       1,038        852
period ($ millions)
--------------------------------------------------------------------------------
Ratio of expenses
before expense
reductions (%)              .72       .78^a        .83         .89        .91
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)      .72       .77^a        .83         .89        .91
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)          1.76       5.05        5.13        4.34       4.83
--------------------------------------------------------------------------------

^a The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .76% and .76%, respectively.

--------------------------------------------------------------------------------
Government Securities Portfolio
--------------------------------------------------------------------------------

Years ended July 31,       2002        2001        2000       1999        1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value,       $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
beginning of period
--------------------------------------------------------------------------------
Net investment income      .02         .05         .05         .04        .05
--------------------------------------------------------------------------------
Less distributions       (.02)       (.05)       (.05)       (.04)      (.05)
from net investment
income
--------------------------------------------------------------------------------
Net asset value, end   $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
of period
--------------------------------------------------------------------------------
Total Return (%)          1.49        4.93        5.16        4.37       4.89
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of         462         498         445         455        392
period ($ millions)
--------------------------------------------------------------------------------
Ratio of expenses
before expense
reductions (%)             .85        .91^b        .84         .85        .85
--------------------------------------------------------------------------------
Ratio of expenses
after expense
reductions (%)             .85        .90^b        .84         .85        .85
--------------------------------------------------------------------------------
Ratio of net
investment income
(loss) (%)                1.53        4.79        5.03        4.29       4.79
--------------------------------------------------------------------------------

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .89% and .89%, respectively.

--------------------------------------------------------------------------------
Tax-Exempt Portfolio
--------------------------------------------------------------------------------

Years ended July 31,       2002        2001       2000        1999        1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value,       $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
beginning of period
--------------------------------------------------------------------------------
Net investment income      .01         .03         .03        .03         .03
--------------------------------------------------------------------------------
Less distributions       (.01)       (.03)       (.03)      (.03)       (.03)
from net investment
income
--------------------------------------------------------------------------------
Net asset value, end   $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
of period
--------------------------------------------------------------------------------
Total Return (%)          1.16        3.19        3.25       2.68        3.13
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of         235         287         271        382         333
period ($ millions)
--------------------------------------------------------------------------------
Ratio of expenses (%)      .62        .64a         .67        .62         .66
--------------------------------------------------------------------------------
Ratio of net
investment income
(loss) (%)                1.19        3.13        3.17       2.65        3.09
--------------------------------------------------------------------------------

^a The ratio of operating expenses excluding costs incurred in connection with the reorganization was .64%.

How to Invest in the Portfolios

The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.


Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Rule 12b-1 Plan

Each portfolio has adopted a plan under Rule 12b-1 for the portfolio's shares that authorizes the payment of an annual distribution fee, payable monthly, of 0.38% of that portfolio's average daily net assets (except Tax-Exempt Portfolio, which pays 0.33%.) Because 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than paying other types of sales charges.

Householding

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial service firm or call (800) 621-1048.

Policies about transactions

The portfolios are open for business each day the New York Stock Exchange is open. Normally, each portfolio calculates its share price every business day: at 12:00 p.m., 2:00 p.m. and 4:00 p.m. Eastern time for Money Market Portfolio and Government Securities Portfolio; and at 12:00 p.m. and 4:00 p.m. Eastern time for Tax-Exempt Portfolio.

As noted earlier, each portfolio seeks to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company and it has been determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Wire transactions that arrive by 2:00 p.m. Eastern time (12:00 p.m. Eastern time for Tax-Exempt Portfolio) will receive that day's dividend. Wire purchase orders received by 4:00 p.m. Eastern time (for all portfolios) will start to accrue dividends the next calendar day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

Wire purchase orders should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th and Grand Avenue,
Kansas City, Missouri 64106

for credit to the appropriate portfolio bank account:

Money Market Portfolio
17: 98-0103-348-4;

Government Securities Portfolio
23: 98-0103-378-6;

Tax-Exempt Portfolio
45: 98-0103-380-8

and further credit to your account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $250 or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.

Telephone transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at (800) 621-1048 at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

We do not issue share certificates.

When you want to sell more than $50,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If your shares are registered directly with the portfolios' transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219153
Kansas City, MO 64121-9153

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

Your financial services firm may set its own minimum investments, although those set by each portfolio are as follows:

o  Minimum initial investment: $1,000

o  Minimum additional investment: $100

o  Minimum investment with an automatic investment plan: $50

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

How the portfolios calculate share price

The price at which you buy shares is the net asset value per share or NAV.

To calculate NAV, each portfolio uses the following equation:

 TOTAL ASSETS - TOTAL LIABILITIES
-----------------------------------  = NAV
TOTAL NUMBER OF SHARES OUTSTANDING


In valuing securities, we typically use amortized cost (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 30% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares

o Each portfolio reserves the right to reject purchase orders, without prior notice. Also, from time to time, each portfolio may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

o Each portfolio reserves the right at any time to waive or increase the minimum investment requirements or change, add or withdraw various services, fees and account policies. All orders to purchase shares of a portfolio are subject to acceptance and are not binding until confirmed or accepted in writing.

o Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the portfolio.

Shareholders should direct their inquiries to the firm from which they received this prospectus or to Scudder Investments Service Company, the portfolios' Shareholder Service Agent, 811 Main Street, Kansas City, Missouri 64105-2005.

Understanding Distributions and Taxes

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.

The portfolio's dividends are declared daily and distributed monthly to shareholders. A portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Internal Revenue Code.

The portfolios may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from Tax-Exempt Portfolio are generally tax-free for most shareholders, meaning that investors can receive them without incurring federal income tax liability. However, there are a few exceptions:

o a portion of Tax-Exempt Portfolio's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because Tax-Exempt Portfolio can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o you should be aware that income exempt from federal tax in the Tax-Exempt Portfolio may be subject to state and local taxes

The following tables show the usual tax status of transactions in portfolio shares as well as that of any taxable distribution from a portfolio:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from a portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of each portfolio's strategies on its performance. They also have detailed performance figures, a list of everything each portfolio owns, and each portfolio's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolios, please contact your financial services firm. These documents and other information about the portfolios are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolios, including the portfolios' SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090. You can also obtain these materials by calling the Shareholder Service Agent at (800) 231-8568, during normal business hours only.

SEC
450 Fifth Street, N.W.
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov


SEC File Number:
Cash Equivalent Fund            811-2899

                              CASH EQUIVALENT FUND

                             Money Market Portfolio

                         Government Securities Portfolio

                              Tax-Exempt Portfolio


















                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 2002


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Fund dated December 1, 2002, as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048.

The Annual Report to Shareholders of the Fund dated July 31, 2002 accompanies this Statement of Additional Information. It is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.


This Statement of Additional Information is incorporated by reference into the prospectus.

                                TABLE OF CONTENTS


                                                                            Page


INVESTMENT RESTRICTIONS......................................................1

INVESTMENT POLICIES AND TECHNIQUES...........................................5

MANAGEMENT OF THE PORTFOLIOS................................................15

PORTFOLIO TRANSACTIONS......................................................21
   Brokerage Commissions....................................................21

PORTFOLIO SERVICE PROVIDERS.................................................21
   Fund Accounting Agent....................................................21
   Independent Auditors and Reports to Shareholders.........................22
   Legal Counsel............................................................22

PERFORMANCE.................................................................22

PURCHASE AND REDEMPTION OF SHARES...........................................24

TAXES.......................................................................29

NET ASSET VALUE.............................................................30

OFFICERS AND TRUSTEES.......................................................31

FUND ORGANIZATION...........................................................39

FINANCIAL STATEMENTS........................................................40

APPENDIX -- RATINGS OF INVESTMENTS..........................................41

This Statement of Additional Information contains information about the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio (each a "Portfolio," collectively, the "Portfolios") offered by Cash Equivalent Fund (the "Fund"). Cash Equivalent Fund is an open-end diversified management investment company. The prospectus may be obtained without charge from the Fund, and is also available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


                             INVESTMENT RESTRICTIONS


Except as otherwise indicated, each Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders.

A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of a Portfolio which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Portfolio. Cash Equivalent Fund has elected to be classified as a diversified open-end investment company.

As a Fundamental Policy, the Money Market Portfolio and the Government Securities Portfolio individually may not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

(3) Purchase, in the aggregate with all other Portfolios, more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Invest more than 5% of the Portfolio's total assets in securities of issuers (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation.

(5) Enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(6) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(7) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three business days, reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(8) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(9)      Write, purchase or sell puts, calls or combinations thereof.

(10) Concentrate more than 25% of the value of the Portfolio's assets in any one industry; provided, however, that the Portfolio reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances or U.S. Government securities in accordance with its investment objective and policies.

(11) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(12) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of
         1933).

(13) Invest for the purpose of exercising control or management of another issuer.

(14) Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(15) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(16) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(17) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(18)     Issue senior securities as defined in the 1940 Act.

With regard to investment restriction (10) above, for purposes of determining the percentage of Money Market Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on standard classifications utilized by ratings agencies. Also, bankers' acceptances will be only of U.S. banks (excluding foreign branches). In addition, with regard to investment restriction (10) above, the exception to the concentration in certificates of deposit or bankers' acceptances applies only to the Money Market Portfolio and the concentration in U.S. Government Securities applies only to the Government Securities Portfolio.

The Government Securities Portfolio, as a nonfundamental policy that may be changed upon 60 days' prior notice to shareholders, must invest its assets exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements backed by these securities.

As a fundamental policy, the Tax-Exempt Portfolio may not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(2) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio, nor may it enter into a repurchase agreement if more than 10% of its assets would be subject to repurchase agreements maturing in more than seven days.

(3) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio. For purposes of this limitation, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(4) Invest more than 5% of the Portfolio's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years' continuous operation.

(5) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(6) Borrow money except from banks for temporary purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed one-third of the value of the Portfolio's total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge the Portfolio's securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the Portfolio's net assets to secure borrowings. Reverse repurchase agreements made by the Portfolio are permitted within the limitations of this paragraph. The Portfolio will not purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

(7) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(8) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.

(9) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(10) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(11) Invest for the purpose of exercising control or management of another issuer.

(12) Invest in commodities or commodity futures contracts or in real estate except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

(13) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.

(14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(15) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(16)     Issue senior securities as defined in the 1940 Act.


With regard to investment restriction (4) above, Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds and not more than 5% of the Portfolio's total assets in those sponsored by companies which with their predecessors have less than three years' continuous operation.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.




Master/feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund
by  selling  all  of  its  investments,   which  involves
brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Money Market Portfolio may concentrate, for purposes of the 1940 Act, its assets in securities certificates of deposit or bankers' acceptances which means that at least 25% of its net assets may be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.


A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.


Money Market Portfolio. The Money Market Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by normally investing exclusively in the following types of U.S. dollar-denominated money market instruments that mature in 12 months or less:


(1) Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities.

(2) Bank certificates of deposit, time deposits or bankers' acceptances limited to domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

(3) Certificates of deposit and time deposits of domestic savings and loan associations having total assets in excess of $1 billion.

(4) Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

(5) Commercial paper rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P"), or commercial paper or notes issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P, where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P. For a description of these ratings, see "Appendix -- Ratings of Investments" in this Statement of Additional Information.

(6) Commercial paper secured by a letter of credit issued by a domestic or Canadian chartered bank having total assets in excess of $1 billion and rated Prime-1 by Moody's.

(7) Repurchase agreements of obligations that are suitable for investment under the categories set forth above.


While the Portfolio may invest without limit in high quality participation certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio's assets.

Tax-Exempt Portfolio. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax ("AMT"). In compliance with the position of the staff of the Securities and Exchange Commission, the Portfolio does not consider "private activity" bonds to be Municipal Securities for purposes of the 80%
limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become nonfundamental.

Moreover, although Tax-Exempt Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's Advisor. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

For temporary defensive purposes or if an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, the Portfolio's assets may be held in cash or invested in short-term taxable "temporary investments" which include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. The Fund's distributions from interest on certain municipal securities may be subject to the AMT depending upon investors' particular situations. However, no more than 20% of the Fund's net assets will normally be invested in municipal securities whose interest income, when distributed to shareholders, is subject to the individual AMT. In addition, state and local taxes may apply, depending on your state tax laws.


          INVESTMENT POLICIES AND TECHNIQUES


Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which a Portfolio may purchase are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing a Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on a Portfolio's performance. It is possible that certain investment practices and techniques described below may not be permissible for a Portfolio based on its investment restrictions, as described herein and in the applicable prospectus of the Portfolios.

Asset-Backed Securities. Asset-backed securities may include pools of mortgages ("mortgage-backed securities"), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on standard classifications utilized by ratings agencies. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the funds to dispose of any then existing holdings of such securities.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. A fund may invest in certificates of deposit of large domestic banks and their foreign branches, large U.S. regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks. Although a fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness.

Borrowings. A Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized except that the Tax-Exempt Portfolio may pledge up to 10% of its net assets to secure such borrowings.

Certificates of Deposit and Bankers' Acceptances. A fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will a fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of a fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to a fund's limitation on investments in illiquid securities.

Certificates of Participation. A fund may purchase high-quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a fund an undivided interest in the Municipal Security in the proportion that a fund's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. A fund's Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a fund. It is anticipated by a fund's Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, a fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

Illiquid Securities and Restricted Securities. A fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

The Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a fund may be required to bear all or part of the registration expenses. A fund may be deemed to be an "underwriter" for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

A fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a fund's decision to sell a restricted or illiquid security and the point at which a fund is permitted or able to sell such security, a fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a fund.

A fund will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the fund's net assets valued at the time of the transaction would be invested in such securities.

Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of a fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC, which permits the Portfolios to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating Portfolios, including the following: (1) no Portfolio may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no Portfolio may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a Portfolio may participate in the program only if and to the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market Portfolios would normally participate only as lenders and tax-exempt Portfolios only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating Portfolios. To the extent the Portfolios are actually engaged in borrowing through the interfund lending program, the Portfolios, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a fund may be used for letter of credit backed investments.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Each portfolio effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under Rule 2a-7 of the 1940 Act, the Board has approved policies established by the Advisor reasonably calculated to prevent a Portfolio's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the

Portfolio will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by each portfolio are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of each portfolio's investments, each portfolio will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. A portfolio may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although a portfolio may not make more than one such investment at any time during such period. A portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the portfolio. Further, a portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the portfolio.

The assets of a fund consist entirely of cash items and investments having a stated maturity date of 12 months or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The portfolios of the fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the fund will vary according to the management's appraisal of money market conditions.

Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

A fund may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of a fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular fund. A fund has the right to sell the participation back to the bank after seven days' notice for the full principal amount of a fund's interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to a fund, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from a fund in connection with the arrangement. A fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax and state income tax for a fund.

A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a fund's original investment.

Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a fund may be determined by the Advisor to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a fund.

A fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a fund with the right to demand payment, on not more than seven days' notice, of all or any part of such fund's participation interest in the underlying municipal lease obligation, plus accrued interest.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities which a fund may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer-term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period.
Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. A fund may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

A fund will invest only in  Municipal  Securities  that at the time of purchase:
(a) are rated within the two highest-ratings for Municipal Securities assigned by Moody's (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to a fund's Advisor; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal

Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of a fund's Advisor. See "Appendix" for a more detailed discussion of the Moody's and S&P ratings outlined above. In addition, a fund limits its investments to securities that meet the quality requirements of Rule 2a-7 under the 1940 Act.

Dividends representing net interest income received by a fund on Municipal Securities will be exempt from federal income tax when distributed to a fund's shareholders. Such dividend income may be subject to state and local taxes. A fund's assets will consist of Municipal Securities, taxable temporary investments as described below and cash. A fund considers short-term Municipal Securities to be those that have a remaining maturity 12 months or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by a fund is in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, a fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A fund may invest in short-term "private activity" bonds.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

Repurchase Agreements. Each Portfolio may invest in repurchase agreements, which are instruments under which a Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during a Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

Each Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

A repurchase agreement provides a means for a Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Portfolio together with the repurchase price on the date of repurchase. In either case, the income to a Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Section 4(2) Paper. Subject to its investment objectives and policies, a fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Securities Backed by Guarantees. A portfolio may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a fund and affect its share price.

Stand-by Commitments. A stand-by commitment is a right acquired by a fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at a fund's option, at a specified price. Stand-by commitments are also known as "puts." The exercise by a fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

Stand-by commitments acquired by a fund will have the following features: (1) they will be in writing and will be physically held by a fund's custodian; (2) a fund's right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a fund's acquisition cost (excluding any accrued interest which a fund paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period the fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

A fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the advisor will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The advisor understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. A fund intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.

Third Party Puts. The fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the fund will be that of holding such a long-term bond and the weighted average maturity of the Portfolio would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by the fund, the fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage the fund's portfolio in a manner designed to minimize any adverse impact from these investments.

U.S. Government Securities. There are two broad categories of U.S. Government debt instruments: (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. Government agencies.

Examples of direct obligations of the U.S. Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

U.S. Government Securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality.

Interest rates on U.S. Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the U.S. Government Securities in a fund does not guarantee the net asset value of the shares of a Portfolio. There are market risks inherent in all investments in securities and the value of an investment in a Portfolio will fluctuate over time. Normally, the value of investments in U.S. Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in U.S. Government Securities will tend to decline, and as interest rates fall the value of a Portfolio's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain
Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of a Portfolio and may even result in losses to a Portfolio if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of a fund's average maturity. As a result, a fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. A fund may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A fund determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

When-Issued Securities. A Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.


A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.


                          MANAGEMENT OF THE PORTFOLIOS

Investment Advisor. On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for the Portfolios, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Fund on behalf of the Portfolios. Under the supervision of the Board of Trustees of the Portfolios, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes each Portfolio's investment decisions, buys and sells securities for the Portfolio and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The Portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


Scudder, the predecessor of which is Scudder, Stevens & Clark, Inc., ("Scudder") is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, the Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of the Advisor, not including certain U.K. operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.

The Advisor manages each Portfolio's daily investment and business affairs subject to the policies established by the Fund's Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Pursuant to an investment management agreement with each Portfolio, the Advisor acts as each Portfolio's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today it provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which a Portfolio may invest, the conclusions and investment decisions of the Advisor with respect to a Fund are based primarily on the analyses of its own research department.

In certain cases, the investments for a Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Portfolio can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Portfolio and also for other clients advised by the Advisor. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Portfolio.

The present investment management agreements for Money Market Portfolio, Government Securities Portfolio and for Tax-Exempt Portfolio (the "Agreements") were approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreements had an initial term ending September 30, 2002 and continue from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust ("Independent Trustees" or "Non-interested Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Trustees or of a majority of the outstanding voting securities of the Portfolio.

The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

Under each Agreement, the Advisor regularly provides each Portfolio with continuing investment management consistent with each Portfolio's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Portfolio's assets shall be held uninvested, subject to the Fund's Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the "Code") and to each Portfolio's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Fund may from time to time establish. The Advisor also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Portfolio.

Under each Portfolio's Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for each Portfolio's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Portfolio (such as each Portfolio's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Portfolio's federal, state and local tax returns; preparing and filing each Portfolio's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Portfolio under applicable federal and state securities laws; maintaining each Portfolio's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Portfolio; assisting in the resolution of accounting and legal issues; establishing and monitoring each Portfolio's operating budget; processing the payment of each Portfolio's bills; assisting each Portfolio in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting each Portfolio in the conduct of its business, subject to the direction and control of the Trustees.

Under its Agreement, a Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Each Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of a Portfolio. Each Portfolio is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of a Portfolio with respect thereto.

Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

For the services and facilities furnished to the Money Market and Government Securities Portfolios, the Portfolios pay an annual investment management fee monthly, on a graduated basis at the following rate: 0.22% of the first $500 million of combined average daily net assets of such Portfolios, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The investment management fees for the Money Market and Government Securities Portfolios are computed based on average daily net assets of each Portfolio and are allocated among such Portfolios based upon the relative net assets of each.

For the services and facilities furnished to the Tax-Exempt Portfolio, the Portfolio pays an annual investment management fee monthly, on a graduated basis at the following annual rate: 0.22% of the first $500 million of average daily net assets, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% on the next $1 billion and 0.15% of average daily net assets of the Portfolio over $3 billion.

For its services as investment advisor and for facilities furnished during the fiscal year ended July 31, 2002, the Fund paid investment management fees aggregating $1,751,752 for the Money Market Portfolio, $977,081 for the Government Securities Portfolio and $584,799 for the Tax-Exempt Portfolio.

During the fiscal year ended July 31, 2001, the Fund incurred investment management fees aggregating $1,701,971 for the Money Market Portfolio, $958,533 for the Government Securities Portfolio and $616,093 for the Tax-Exempt Portfolio.

During the fiscal year ended July 31, 2000, the Fund incurred investment management fees aggregating $1,645,321 for the Money Market Portfolio, $919,080 for the Government Securities Portfolio and $656,767 for the Tax-Exempt Portfolio.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Portfolios' expense.


Board's Approval of New Investment Management Agreements. The Board approved a new investment management agreement with the Advisor for each Portfolio at a special meeting on February 4, 2002, subject to approval by shareholders, which was obtained on March 28, 2002. The new investment management agreements took effect on April 5, 2002, in conjunction with the consummation of a transaction in which Deutsche Bank AG ("Deutsche Bank") acquired 100% of the outstanding voting securities of the Advisor.


The terms of each new investment management agreement are substantially identical to the terms of the former investment management agreement, the renewal of which the Board had approved on September 26, 2001, except that the new management agreement permits the Advisor to appoint certain of its affiliates as subadvisors to perform certain of its duties.


In considering whether to approve the new investment management agreement for each Portfolio, the Board was given extensive information about the proposed change in control of the Advisor. The Board also met many times to discuss the transaction with Deutsche Bank, and the Non-interested Trustees met numerous times separately. Throughout the process, the Non-interested Trustees had the assistance of legal counsel, who advised them on, among other things, their duties and obligations. In addition, the Non-interested Trustees engaged various consultants to help them evaluate the proposed transaction.

In connection with its review of the new investment management agreements, the Board obtained substantial information regarding: the management, financial position and business of Deutsche Bank; the history of Deutsche Bank's business and operations; the investment performance of the investment companies advised by Deutsche Asset Management; the proposed structure, operations and investment processes of the combined investment management organization after the transaction; and the future plans of Deutsche Bank and the Advisor with respect to the Advisor's affiliated entities and the Portfolios. The Board also received information regarding the terms of the transaction, anticipated management of the combined organization, the resources that Deutsche Bank intended to bring to the combined organization and the process being followed by Deutsche Bank and the Advisor to integrate their organizations. The Board also reviewed current and pro forma staffing and financial information for the combined organization, along with Deutsche Bank's plans to reduce its expenses through reduction of organizational redundancies and the achievement of synergies and efficiencies.

Deutsche Bank identified to the Board one of the key focuses of the transaction as being the creation of a single disciplined, globally integrated investment management organization combining the strengths of the various investment advisory entities that comprise Deutsche Asset Management and the Advisor. The Non-interested Trustees met with the chief global investment officer of the proposed combined organization, who articulated Deutsche Bank's plan to create a global research-centric investment management organization. The Board considered that Deutsche Bank proposed a new chief global investment officer and other significant personnel changes for the Advisor. The Board considered the experience and track records of identified senior investment personnel that would be part of the combined investment management organization. The Board considered Deutsche

Bank's plans for distribution and marketing, shareholder servicing, investment operations, accounting and administration.


Board Considerations in Connection with Annual Renewal of Investment Management Agreements. The Board of Trustees approved the renewal of each Portfolio's advisory contract on September 26, 2002. As part of the annual contract review process, commencing in July, 2002, the Board, as a whole, the Non-interested Trustees, separately, and the Portfolios' Oversight Committee met on several occasions to consider the renewal of each Portfolio's investment management agreement. The Oversight Committee initially analyzed and reviewed extensive materials, received responses from the Advisor and received advice from counsel. The Committee presented its findings and recommendations to the Non-interested Trustees as a group. The Non-interested Trustees then reviewed the Committee's findings and recommendations and presented its recommendations to the full Board. At a meeting on September 26, 2002, the Board concluded that the terms of the investment management agreements for each Portfolio are fair and reasonable and the continuance of each agreement is in the best interest of each Portfolio.

In connection with their meetings, the Oversight Committees and the Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including information about (i) the nature and quality of services provided by the Advisor; (ii) the management fees, expense ratios and asset sizes of the Portfolios relative to peer groups; (iii) the level of the Advisor's profits with respect to the management of the Portfolios, including the methodology used to allocate costs among funds advised by the Advisor; (iv) the short-term and long-term performance of the Portfolios relative to appropriate peer groups and one or a combination of market indices; (v) fall-out benefits to the Advisor from its relationship to the Portfolios, including revenues derived from services provided to the Portfolios by affiliates of the Advisor; and (vi) the potential incidental benefits to the Advisor, the Portfolios and their shareholders.

Investment Performance. The Board reviewed the Portfolios' investment performance as well as the performance of a peer group of funds, and the performance of an appropriate index or combination of indices. The Board considered short-term and long-term performance, as well as the factors contributing to underperformance of certain funds advised by the Advisor and steps taken by the Advisor to improve such underperformance. In particular, the Board has requested the Advisor to identify Scudder funds whose performance ranks in the lowest quartile of their peer group ("Focus Funds") and to provide more frequent reports of steps to monitor and improve performance of the Focus Funds.


Fees and Expenses. The Board considered each Portfolio's management fee rates, expense ratios and asset sizes relative to an appropriate peer group of funds, including information about the expense limitation commitments from the Advisor.


Profitability. The Board considered the level of the Advisor's profits with respect to the management of the Portfolios, including a review of the Advisor's methodology in allocating its costs to the management of the Portfolios. The Board considered the profits realized by the Advisor in connection with the operation of the Portfolios and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios. The Board also considered the Advisor's overall profit margins in comparison with available industry data.


Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of the Portfolios and whether the Portfolios have appropriately benefited from any economies of scale. The Board considered whether the management fee rate is reasonable in relation to the asset size of the Portfolios.

Advisor Personnel and Methods. The Board considered the size, education and experience of the Advisor's staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor and its affiliated companies.

Other Benefits to the Advisor. The Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates.



Code of Ethics


The Fund, the Advisor and the Fund's principal underwriter have each adopted codes of ethics under rule 17j-1 of the 1940 Act. Board members, officers of the Fund and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Portfolios, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolios. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Underwriter. Pursuant to an underwriting and distribution services agreement ("distribution agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Fund to provide information and services for existing and potential shareholders. The distribution agreement provides that SDI shall appoint various firms to provide cash management services for their customers or clients through the Fund.

As principal underwriter for the Fund, SDI acts as agent of the Fund in the sale of its shares of each Portfolio. SDI pays all its expenses under the distribution agreement. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs. SDI has related selling group agreements with various firms to provide distribution services for Portfolio shareholders. SDI pays all expenses of distribution of the Shares not otherwise paid by dealers and other financial services firms. SDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Portfolio.

The distribution agreement had an initial term ending September 30, 2002 and continues in effect from year to year thereafter so long as its continuance is approved at least annually by a vote of the Board of Trustees of the Fund, including the Independent Trustees. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by SDI upon 60 days' written notice. Termination of the distribution agreement by the Fund may be by vote of a majority of the Board of Trustees, or a majority of the Independent Trustees.

SDI has entered into related arrangements with various banks, broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in shares of a Portfolio. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolios, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. SDI normally pays each firm a service fee at an annual rate ranging from 0.15% to 0.40% of average net assets of those accounts in the Money Market and Government Securities Portfolios that it maintains and services ranging from 0.15% to 0.33% of average daily net assets of those accounts in the Tax-Exempt Portfolio that it maintains and services. Firms to which service fees may be paid may include affiliates of SDI.

In addition, SDI may from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Shares of the Portfolio.

Each Portfolio's Shares have approved a Rule 12b-1 Plan (the "Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. As noted above, the Shares pay an administrative services fee to SDI as a percentage of daily net assets for services provided for the benefit of the Portfolio and the shareholders. The Plan authorizes the payment of an annual distribution fee, payable monthly, of 0.38% of average daily net assets with respect to Money Market Portfolio and Government Securities Portfolio and 0.33% of average daily net assets with respect to Tax-Exempt Portfolio that is currently paid by the Shares. The Plan may continue for additional one-year periods so long as such continuance is approved by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The vote must take place at a meeting of the Board held in person and called for the purpose of voting on the Plan. The 12b-1 Plan may not be amended to increase the fee to be paid by a Portfolio without approval by a majority of the outstanding voting securities of the Shares of the Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plan. The 12b-1 Plan may be terminated at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Fund. The Portfolios of the Fund will vote separately with respect to the 12b-1 Plan.

During the fiscal year ended July 31, 2002, the Fund incurred distribution fees in the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio of $3,316,414, $1,850,444 and $877,199, respectively.

For the fiscal year ended July 31, 2002, SDI incurred expenses for all of the Portfolios for underwriting, distribution and administration in the approximate amounts noted: fees to firms $3,217,378, $1,833,878 and $864,097 for Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively; advertising and literature $0 for each Portfolio; prospectus printing $0 for each Portfolio; and marketing and sales expenses $252,280, $154,290 and $69,636 for Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, for a total of $6,391,559. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, SDI has made no attempt to differentiate between expenses that are overhead and those that are not.

For the fiscal year ended July 31, 2001, the Fund incurred distribution fees in the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio of $3,204,183, $1,804,154 and $924,141, respectively. As of July 31, 2001, $281,270, $159,124 and $79,653 was unpaid by each respective Portfolio.

For the fiscal year ended July 31, 2001, SDI incurred expenses for all of the portfolios for underwriting, distribution and administration in the approximate amounts noted: fees to firms $0; advertising and literature $0; prospectus printing $0; and marketing and sales expenses $12,348, for a total of $12,348. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, SDI has made no attempt to differentiate between expenses that are overhead and those that are not.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions


Allocations of brokerage may be placed by the Advisor.


Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases. During the last three fiscal years each Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

                           PORTFOLIO SERVICE PROVIDERS

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of each Portfolio and maintaining portfolio and general accounting records. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Portfolios. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolios. State Street is also transfer agent of the Portfolios. Pursuant to a services agreement with State Street, Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, serves as "Shareholder Service Agent" and, as such, performs all of State Street's duties as transfer agent and dividend paying agent. State Street receives, as transfer agent, and pays to SISC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. During the fiscal year ended July 31, 2002, SISC received shareholder services fees of $575,667 for Money Market Portfolio, $755,457 for Government Securities Portfolio and $6,771 for Tax-Exempt Portfolio. Of those amounts, $210,640, $147,793 and $15,228 was unpaid for each respective Portfolio as of July 31, 2002. During the fiscal year ended July 31, 2001, SISC received shareholder services fees of $1,227,184 for Money Market Portfolio, $877,596 for Government Securities Portfolio and $98,812 for Tax-Exempt Portfolio. During the fiscal year ended July 31, 2000, SISC received shareholder services fees of $1,290,914 for Money Market Portfolio, $798,815 for Government Securities Portfolio and $113,690 for Tax-Exempt Portfolio.


Independent Auditors and Reports to Shareholders


The financial highlights of the Portfolios included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, independent auditors, given on the authority of said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Portfolios and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel


Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Fund.

                                   PERFORMANCE

Performance information is based on historical earnings and is not intended to indicate future performance. Performance will vary based on factors such as changes in market conditions and the level of expenses.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

         T = (ERV/P)^1/n - 1

Where:


         T          =         Average Annual Total Return
         P          =         a hypothetical initial investment of $1,000
         n          =         number of years
         ERV        =         ending redeemable value: ERV is the value, at
                              the end of the applicable  period, of a
                              hypothetical $1,000 investment made at the beginning of the applicable period



Total Return

Total return is the rate of return on an investment for a specified period of time calculated in the same manner as aggregate total return.

Figures relating to the growth in the total net assets of the Fund apart from capital appreciation may also be cited, including, but not limited to: net cash flow, net subscriptions, gross subscriptions, net asset growth, net account growth, and subscription rates. Capital appreciation generally will be included as part of the Fund's and Portfolios' performance data.

Aggregate Total Returns (Before Taxes)

The Fund, when advertising aggregate total return before taxes, computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

         Aggregate  Return = (ERV) - 1
                              ---
                               P

Where:

         P     =  hypothetical initial payment of $1,000;

         ERV   =  ending  redeemable  value of a  hypothetical  $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

The  calculation  for aggregate total returns before taxes is made assuming that
(1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.


Yield


Each Portfolio's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. For the seven-day period ended July 31, 2002, the Money Market Portfolio's yield was 1.20%, the Government Securities Portfolio's yield was 1.03% and the Tax-Exempt Portfolio's yield was 0.94%.

Each Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the seven day period ended July 31, 2002, the Money Market Portfolio's effective yield was 1.21%, the Government Securities Portfolio's effective yield was 1.03% and the Tax Exempt Portfolio's effective yield was 0.94%.


Tax-Equivalent Yield

The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) that is tax-exempt by one minus the stated federal income tax rate and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. Based upon a marginal federal income tax rate of 38.6% and the Tax-Exempt Portfolio's yield computed as described above for the seven-day period ended July 31, 2002, the Tax-Exempt Portfolio's tax-equivalent yield was 1.53%.


If a Portfolio's fees or expenses are being waived or absorbed by the advisor, a Portfolio may also advertise performance information before and after the effect of the fee waiver or expense absorption.

Comparison of Fund Performance


Performance may be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Portfolio with performance quoted with respect to other investment companies or types of investments.

From time to time, in marketing and other fund literature, members of the Board and officers of the fund, a fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

The fund may depict the historical performance of the securities in which the fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the fund.

The fund may be advertised as an investment choice in Scudder's college planning program.

The fund and its performance may be compared to other types of mutual funds and to other investment products with different features and risks, such as bank products that insure principal.

Evaluation of fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the fund, including reprints of, or selections from, editorials or articles about the fund.


Tax Equivalent Yields
2002

        Taxable                                            Taxable
     Income Single       Effective Federal Rate          Income Joint           Effective Federal Rate
     -------------       ----------------------          ------------           ----------------------
   $6,001 - $27,950              15.00%               $12,001 - $46,700                 15.00%
   $27,951 - $67,700             27.00%               $46,701 - $112,850                27.00%
  $67,701 - $141,250             30.00%              $112,851 - $171,950                30.00%
  $141,250 - $307,050            35.00%              $171,951 - $307,050                35.00%
     over $307,050               38.60%                 over $307,050                   38.60%

                    If your federal effective tax rate in 2002 is:
                       15.00%                   27.50%                   30.00%                  35.00%      38.60%
                       ------                   ------                   ------                  ------      ------
To   match   these
tax-free yields:                     Your taxable investment would have to earn the following yield:
----------------                     ---------------------------------------------------------------
      2.00%            2.35%                    2.74%                    2.86%                    3.08%       3.26%
      3.00%            3.53%                    4.11%                    4.29%                    4.62%       4.89%
      4.00%            4.71%                    5.48%                    5.71%                    6.15%       6.51%
      5.00%            5.88%                    6.85%                    7.14%                    7.69%       8.14%
      6.00%            7.06%                    8.22%                    8.57%                    9.23%       9.77%
      7.00%            8.24%                    9.59%                    10.00%                  10.77%      11.40%
      8.00%            9.41%                    10.96%                   11.43%                  12.31%      13.03%
      9.00%            10.59%                   12.33%                   12.86%                  13.85%      14.66%

Please note:

1) This chart does not take into consideration any state, local or city tax rates.

2) The effective federal tax rates are calculated using the highest marginal tax rate within the applicable tax bracket.

3) The combined effective tax rate reflects a deduction for state income taxes on the federal return.


                        PURCHASE AND REDEMPTION OF SHARES

General Information


Policies and procedures affecting transactions in Portfolio shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Portfolio's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Portfolio and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the same Portfolio and class if the distribution check is returned as undeliverable. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient funds or a stop payment order.

Orders will be confirmed at a price based on the net asset value of the Portfolio next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Portfolio's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold a Portfolio's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Portfolios' transfer agent, State Street (the "Transfer Agent") will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Portfolio through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Portfolio through the Shareholder Service Agent for these services.

Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. A Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless the Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

Share Pricing. Purchases will be filled at the net asset value per share next computed after receipt of the application in good order. Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 2:00 p.m. Eastern time net asset value determination for the Money Market and the Government Securities Portfolios and at or prior to the 12:00 p.m. Eastern time net asset value determination for the Tax-Exempt Portfolio. Otherwise such shares will receive the dividend for the next calendar day if effected at 4:00 p.m. Eastern time. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern time on the next business day following receipt and such shares will receive the dividend for the calendar day following the day the purchase is effected. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of the member broker, rather than a Portfolio, to forward the purchase order to SISC (the "Service Agent") in Kansas City by the close of regular trading on the Exchange.

If payment is wired in Federal Funds, the payment should be directed to UMB, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, M0 64106 for credit to the appropriate Portfolio bank account (CEF Money Market Portfolio 17:
98-0103-348-4; CEF Government Securities Portfolio 23: 98-0103-378-6; CEF Tax-Exempt Portfolio 45: 98-0103-380-8).

Purchases


Each Portfolio reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, each Portfolio may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of a Portfolio may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Each Portfolio reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Portfolio also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Each Portfolio may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Advisor and its affiliates.

Automatic Investment Plan. A shareholder may purchase additional shares of a Portfolio through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. Each Portfolio may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Portfolio is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.


Redemptions


A Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Portfolio to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of a Portfolio's shareholders.


A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank or member firm of a national securities exchange. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors
Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request.

Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Fund Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.


In-kind Redemptions. A Portfolio reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the Portfolio and valued as they are for purposes of computing the Portfolio's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Checkwriting. All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $250 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Portfolio's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. A Portfolio pays the bank charges for this service. However, each Portfolio will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Portfolio and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.


Exchanges

Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

Shares of Scudder and Deutsche Money Funds ("Money Market Funds") and the Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the
Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services.


Shareholders must obtain prospectuses of the funds they are exchanging into from dealers, other firms or SDI.


Dividends


Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at the net asset value normally on the second to last business day of each month. A Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Scudder Fund offering this privilege at the net asset value of such other fund. To use this privilege of investing Portfolio dividends in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in a Portfolio.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of each Portfolio are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Fund's Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which State Street acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase and Redemption of Shares"). Each Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Portfolio and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Portfolio issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

The Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Portfolio may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code of 1986, as amended (the "Code").


                                      TAXES


The following is intended to be a general summary of certain federal income tax consequences of investing in the Portfolios. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Portfolio.

Each Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Code. Each Portfolio intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, the Fund must meet certain requirements regarding the source of its income and the diversification of its assets. Each Portfolio is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code. Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

If for any taxable year a Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

Each Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Portfolio's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to a Portfolio during the prior calendar year. Although the Fund's distribution policies should enable it to avoid excise tax liability, a Portfolio may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of such Portfolio.


Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow-through as tax-exempt interest to its shareholders, provided that at least 50% of the value of the Portfolio's assets at the end of each quarter of the taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. A Portfolio intends to satisfy this 50% requirement in order to permit distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. These distributions may be subject to the individual or corporate alternative minimum tax. Discount from certain stripped tax-exempt obligations or their coupons may be taxable.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.


Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish the Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders   of  the  Fund  may  be  subject  to  state  and  local  taxes  on distributions received from the Fund and on redemptions of the Fund's shares. Any shareholder who is not a U.S. Person (as such term is defined in the Code) should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a flat U.S. withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.


Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. Under rules used by the Internal Revenue Service ("IRS") to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.


Section 147(a) of the Code prohibits exemption from federal income taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. The Fund has not undertaken any investigation as to the users of the facilities financed by bonds in their portfolios.


Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, tax-exempt bonds, as well as the tax-exempt nature of interest paid thereon. It is not possible to predict with certainty the effect of these recent tax law changes upon the tax-exempt bond market, including the availability of obligations appropriate for investment, nor is it possible to predict any additional restrictions that may be enacted in the future.


Exempt-interest dividends are included as income for purposes of determining whether the amount of a shareholder's total social security benefits and railroad retirement benefits are subject to tax.

                                 NET ASSET VALUE

Each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by SDI.

                              OFFICERS AND TRUSTEES

The following table presents certain information regarding the Trustees and Officers of the fund as of September 30, 2002. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606.

Cash Equivalent Fund Non-Interested Trustees

--------------------------------------------------------------------------------------------------------------------
Name, Age, Position(s)                                                                             Number of Funds
Held with the Fund and           Principal Occupation(s) During Past 5 Years and                   in Fund Complex
Length of Time Served^1          Other Directorships Held                                          Overseen
--------------------------------------------------------------------------------------------------------------------

John W. Ballantine (56)          Retired; formerly, Executive Vice President and Chief Risk               83
Trustee, 1999-present            Management Officer, First Chicago NBD Corporation/The First
                                 National Bank of Chicago (1996-1998); formerly, Executive Vice
                                 President and Head of International Banking (1995-1996);
                                 Directorships: Enron Corporation (energy trading firm)
                                 (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak
                                 Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing
                                 systems)
--------------------------------------------------------------------------------------------------------------------

Lewis A. Burnham (69)            Retired; formerly, Director of Management Consulting, McNulty &          83
Trustee, 1977-present            Company; formerly, Executive Vice President, Anchor Glass
                                 Container Corporation
--------------------------------------------------------------------------------------------------------------------

Donald L. Dunaway (65)           Retired; formerly, Executive Vice President, A. O. Smith                 83
Trustee, 1980-present            Corporation (diversified manufacturer)
--------------------------------------------------------------------------------------------------------------------

James R. Edgar (56)              Distinguished Fellow, University of Illinois, Institute of               83
Trustee, 1999-present            Government and Public Affairs; formerly, Governor, State of
                                 Illinois; Directorships: Kemper Insurance Companies; John B.
                                 Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.;
                                 Youbet.com (online wagering platform of Churchill Downs, Inc.)
--------------------------------------------------------------------------------------------------------------------

Paul K. Freeman (52)             President, Cook Street Holdings (consulting); Adjunct Professor,         83
Trustee, 2002-present            University of Denver; Consultant, World Bank/Inter-American
                                 Development Bank; formerly Project Leader, International
                                 Institute for Applied Systems Analysis (1998-2001); formerly,
                                 Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)
--------------------------------------------------------------------------------------------------------------------

Robert B. Hoffman (65)           Retired; formerly, Chairman, Harnischfeger Industries, Inc.              83
Trustee, 1981-present            (machinery for the mining and paper industries); formerly, Vice
                                 Chairman and Chief Financial Officer, Monsanto Company
                                 (agricultural, pharmaceutical and nutritional/food products);
                                 formerly, Vice President and Head of International Operations,
                                 FMC Corporation (manufacturer of machinery and chemicals)
--------------------------------------------------------------------------------------------------------------------

Shirley D. Peterson (61)         Retired; formerly, President, Hood College; formerly, Partner,           83
Trustee, 1995-present            Steptoe & Johnson (law firm); formerly, Commissioner, Internal
                                 Revenue Service; formerly, Assistant Attorney General (Tax),
                                 U.S. Department of Justice; Directorships: Bethlehem Steel Corp.
--------------------------------------------------------------------------------------------------------------------

                                       49

--------------------------------------------------------------------------------------------------------------------
Name, Age, Position(s)                                                                             Number of Funds
Held with the Fund and           Principal Occupation(s) During Past 5 Years and                   in Fund Complex
Length of Time Served^1          Other Directorships Held                                          Overseen
--------------------------------------------------------------------------------------------------------------------

Fred B. Renwick (72)             Retired; Professor Emeritus of Finance, New York University,             83
Trustee, 1988-present            Stern School of Business; Directorships: The Wartburg
                                 Foundation; The Investment Fund for Foundations; Chairman,
                                 Finance Committee of Morehouse College Board of Trustees;
                                 American Bible Society Investment Committee; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America;
                                 formerly, member of the Investment Committee of Atlanta
                                 University Board of Trustees
--------------------------------------------------------------------------------------------------------------------

William P. Sommers (69)          Retired; formerly, President and Chief Executive Officer, SRI            83
Trustee, 1979-present            International (research and development); formerly, Executive
                                 Vice President, Iameter (medical information and educational service provider); formerly, Senior Vice President and Director,
                                 Booz, Allen & Hamilton Inc. (management consulting firm);
                                 Directorships: PSI Inc. (engineering and testing firm);
                                 Evergreen Solar, Inc. (develop/manufacture solar electric system engines); H2 Gen (manufacture hydrogen generators); Zassi
                                 Medical Evolutions, Inc. (specialists in intellectual property opportunities in medical device arena)
--------------------------------------------------------------------------------------------------------------------

John G. Weithers (69)            Retired; formerly, Chairman of the Board and Chief Executive             83
Trustee, 1993-present            Officer, Chicago Stock Exchange; Directorships: Federal Life
                                 Insurance Company; Chairman of the Members of the Corporation
                                 and Trustee, DePaul University; formerly, International
                                 Federation of Stock Exchanges; formerly, Records Management
                                 Systems
--------------------------------------------------------------------------------------------------------------------

Interested Trustees^2 and Officers

--------------------------------------------------------------------------------------------------------------------
Name, Age, Position(s)                                                                             Number of Funds
Held with the Fund and           Principal Occupation(s) During Past 5 Years and                   in Fund Complex
Length of Time Served            Other Directorships Held                                          Overseen
--------------------------------------------------------------------------------------------------------------------

Richard T. Hale^1,^3  (57)       Managing Director, Deutsche Bank Securities Inc. (formerly              200
Chairman, Trustee and Vice       Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management
President, 2002-present          (1999 to present); Director and President, Investment Company
                                 Capital Corp. (registered investment advisor) (1996 to
                                 present);  Director, Deutsche Global Funds, Ltd. (2000 to
                                 present), CABEI Fund (2000 to present), North American Income
                                 Fund (2000 to present); President, DB Hedge Strategies Fund LLC
                                 (June 2002 to present), Montgomery Street Securities, Inc. (2002 to present) (registered investment companies); Vice President,
                                 Deutsche Asset Management, Inc. (2000 to present); formerly,
                                 Director, ISI Family of Funds (registered investment companies;
                                 4 funds overseen) (1992-1999)
--------------------------------------------------------------------------------------------------------------------



                                       50

--------------------------------------------------------------------------------------------------------------------
Name, Age, Position(s)                                                                             Number of Funds
Held with the Fund and           Principal Occupation(s) During Past 5 Years and                   in Fund Complex
Length of Time Served            Other Directorships Held                                          Overseen
--------------------------------------------------------------------------------------------------------------------

William F. Glavin, Jr.^1 (44)    Managing Director of Deutsche Asset Management; Trustee,                 83
Trustee and President,           Crossroads for Kids, Inc. (serves at-risk children)
2001-present
--------------------------------------------------------------------------------------------------------------------

Philip J. Collora^6 (57)         Senior Vice President of Deutsche Asset Management                      n/a
Vice President and Assistant
Secretary, 1986-present
--------------------------------------------------------------------------------------------------------------------

Daniel O. Hirsch^3 (48)          Managing Director, Deutsche Asset Management (2002-present) and         n/a
Vice President and Assistant     Director, Deutsche Global Funds Ltd. (2002-present); formerly,
Secretary, 2002-present          Director, Deutsche Asset Management (1999-2002), Principal, BT
                                 Alex. Brown Incorporated (now Deutsche Bank Securities Inc.),
                                 (1998-1999); Assistant General Counsel, United States Securities
                                 and Exchange Commission (1993-1998)
--------------------------------------------------------------------------------------------------------------------

Kenneth Murphy^4 (38)            Vice President of Deutsche Asset Management (2001-present);             n/a
Vice President, 2002-present     formerly, Director, John Hancock Signature Services (1992-2001);
                                 Senior Manager, Prudential Mutual Fund Services (1987-1992)
--------------------------------------------------------------------------------------------------------------------

John R. Hebble^4 (44)            Senior Vice President of Deutsche Asset Management                      n/a
Assistant Treasurer,
1998-present
--------------------------------------------------------------------------------------------------------------------

Brenda Lyons^4 (40)              Senior Vice President of Deutsche Asset Management                      n/a
Assistant Treasurer,
1998-present
--------------------------------------------------------------------------------------------------------------------

Charles A. Rizzo^4 (45)          Senior Vice President of Deutsche Asset Management                      n/a
Treasurer, 2002-present
--------------------------------------------------------------------------------------------------------------------

John Millette^4 (40)             Vice President of Deutsche Asset Management                             n/a
Secretary, 2001-present
--------------------------------------------------------------------------------------------------------------------

Caroline Pearson^4 (40)          Managing Director of Deutsche Asset Management (1997-present);          n/a
Assistant Secretary,             formerly, Associate, Dechert (law firm) (1989-1997)
1998-present
--------------------------------------------------------------------------------------------------------------------

Stephen H. Boyd^5 (31)           Vice President, Deutsche Asset Management (1998 to present);            n/a
Vice President, 2002-present     prior thereto, analyst for Union Bank of Switzerland and
                                 municipal research analyst for ABN AMRO Securities
--------------------------------------------------------------------------------------------------------------------

Gary R. Pollack^5 (49)           Director, Deutsche Asset Management                                     n/a
Vice President, 2002-present
--------------------------------------------------------------------------------------------------------------------



                                       51

--------------------------------------------------------------------------------------------------------------------
Name, Age, Position(s)                                                                             Number of Funds
Held with the Fund and           Principal Occupation(s) During Past 5 Years and                   in Fund Complex
Length of Time Served            Other Directorships Held                                          Overseen
--------------------------------------------------------------------------------------------------------------------

Darlene Rasel^5 (51)             Managing Director of Deutsche Asset Management                          n/a
Vice President, 2002-present
--------------------------------------------------------------------------------------------------------------------

^1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor.

^2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the Fund.

^3       Address: One South Street, Baltimore, Maryland

^4       Address:   Two  International  Place,  Boston,
         Massachusetts

^5       Address: 280 Park Avenue, New York, New York

^6       Address:  222 South Riverside Plaza,  Chicago,
         Illinois


Trustee's and Officer's Role with Principal Underwriter: Scudder Distributors, Inc.

William F. Glavin, Jr.:        Vice President and Director
Caroline Pearson:              Secretary
Philip J. Collora:             Assistant Secretary


Trustees' Responsibilities. The officers of the Fund manage each Portfolio's day-to-day operations under the direction of the Fund's Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of each Portfolio and to provide oversight of the management of each Portfolio. A majority of the Fund's Board members are not affiliated with the Advisor.


The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees' responsibilities.


Board Committees: The Board has the following committees:

Audit  Committee:  The  Audit  Committee  makes  recommendations  regarding  the selection of independent auditors for each Portfolio, confers with the independent auditors regarding each Portfolio's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chairman), Robert B. Hoffman and William
P. Sommers. The Audit Committee held 4 meetings during calendar year 2001.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Non-interested Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund's Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), James R. Edgar and Shirley D. Peterson. The Nominating and Governance Committee held 3 meetings during calendar year 2001. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of the Trust.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of each Portfolio's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine and Richard T. Hale. Alternate members are Lewis A. Burnham, Donald L. Dunaway, John G. Weithers and William F. Glavin, Jr. The Valuation Committee held no meetings during calendar year 2001.

Operations Committee: The Operations Committee oversees the operations of each Portfolio, such as reviewing the Portfolio's administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements, shareholder services and proxy voting policies. Currently, the members of the Operations Committee are John W. Ballantine (Chairman), Paul
K. Freeman, Fred B. Renwick and John G. Weithers. The Operations Committee held 4 meetings during calendar year 2001.

Money Market Oversight Committee: The Money Market Oversight Committee oversees investment activities of the Portfolio, such as investment performance and risk, expenses, services provided under the investment management agreement and portfolio pricing procedures. The members of the Money Market Oversight Committee are Fred B. Renwick (Chairman), John W. Ballantine and Shirley D. Peterson. The Money Market Oversight Committee held 4 meetings during calendar year 2001.

Remuneration. Each Non-interested Trustee receives from the Fund a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by the Advisor which may have different fee schedules. The Advisor supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services.

The Board of Trustees of the Fund established a deferred compensation plan for the Non-interested Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Non-interested Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares, if any, are reflected below in the table describing the Trustees' share ownership.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The Non-interested Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Trustee from the Fund and aggregate compensation from the fund complex during the most recent calendar year.


                                                          Pension or Retirement       Total Compensation
                             Compensation from Cash   Benefits Accrued as Part of    Paid to Trustees from
Name of Trustee                 Equivalent Fund*              Fund Expenses           Fund Complex(4)(5)
---------------                 ----------------              -------------           ------------------

John W. Ballantine                   $8,777                        $0                      $183,980


                                       53

                                                          Pension or Retirement       Total Compensation
                             Compensation from Cash   Benefits Accrued as Part of    Paid to Trustees from
Name of Trustee                 Equivalent Fund*              Fund Expenses           Fund Complex(4)(5)
---------------                 ----------------              -------------           ------------------

Lewis A. Burnham                     $7,818                        $0                      $169,290
Donald L. Dunaway(1)                 $8,567                        $0                      $181,430
James R. Edgar(2)**                  $5,340                        $0                      $200,660
Paul K. Freeman***                     $0                          $0                       $23,500
Robert B. Hoffman                    $7,571                        $0                      $159,880
Shirley D. Peterson(3)               $8,849                        $0                      $189,830
Fred B. Renwick**                    $5,920                        $0                      $214,990
William P. Sommers                   $8,670                        $0                      $183,300
John G. Weithers**                   $5,801                        $0                      $206,000

* Cash Equivalent Fund consists of 3 portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio.

**       Newly elected Trustee effective July 2001.

***      Newly elected Trustee effective May 15, 2002.


(1) Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Fund to Mr. Dunaway are $48,811.


(2) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Fund to Governor Edgar are $3,056.


(3) Includes $18,960 in annual retainer fees received by Ms. Peterson as Lead Trustee.

(4) For each Trustee, except Mr. Freeman, total compensation includes compensation for service on the boards of 33 trusts comprised of 85 funds. Each Trustee, except Mr. Freeman, currently serves on the boards of 33 DeAM trusts comprised of 83 funds. For Mr. Freeman, the total includes compensation for service on the board of 1 Trust comprised of 11 funds. Mr. Freeman currently serves on the boards of 34 DeAM trusts comprised of 97 funds.


(5) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the sale of the Advisor to Deutsche Bank AG. Such amounts totaled $10,340 for each Trustee, excluding Mr. Freeman who was not a Trustee of the Fund or the Chicago Board at the time of the sale. These meeting fees were borne by the Advisor.


Trustee Fund Ownership

Under the Fund's Governance Procedures and Guidelines, the Non-Interested Trustees have established the expectation that within three years a Non-Interested Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Non-Interested Trustee's personal investment needs. Each interested trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following table sets forth each Trustee's share ownership of each Portfolio and all funds in the fund complex overseen by the Trustee as of December 31, 2001.

                                           Dollar Range of        Aggregate Dollar Range of Securities
                                     Securities Owned in Money       Owned in All Funds in the Fund
Name of Trustee                           Market Portfolio            Complex Overseen by Trustee
---------------                           ----------------            ---------------------------

John W. Ballantine                          None                            Over $100,000
Lewis A. Burnham                            None                            Over $100,000
Donald L. Dunaway*                          $1-$10,000                      Over $100,000
James R. Edgar*                             None                            $50,001-$100,000
Paul K. Freeman                             None                            None
William F. Glavin, Jr.                      None                            Over $100,000
Richard T. Hale                             None                            Over $100,000
Robert B. Hoffman                           None                            Over $100,000
Shirley D. Peterson                         None                            Over $100,000
Fred B. Renwick                             None                            Over $100,000
William P. Sommers                          None                            Over $100,000
John G. Weithers                            None                            Over $100,000

                                                                              Dollar Range of
                                         Fund Shares Owned in        Aggregate Dollar Range of Securities
                                         Government Securities          Owned in All Funds in the Fund
Name of Trustee                                Portfolio                 Complex Overseen by Trustee
---------------                                ---------                 ---------------------------

John W. Ballantine                          None                               Over $100,000
Lewis A. Burnham                            None                               Over $100,000
Donald L. Dunaway*                          None                               Over $100,000
James R. Edgar*                             None                               $50,001-$100,000
Paul K. Freeman                             None                               None
William F. Glavin, Jr.                      None                               Over $100,000
Richard T. Hale                             None                               Over $100,000
Robert B. Hoffman                           None                               Over $100,000
Shirley D. Peterson                         None                               Over $100,000
Fred B. Renwick                             None                               Over $100,000
William P. Sommers                          None                               Over $100,000
John G. Weithers                            None                               Over $100,000

                                            Dollar Range of          Aggregate Dollar Range of Securities
                                         Fund Shares Owned in           Owned in All Funds in the Fund
Name of Trustee                           Tax-Exempt Portfolio           Complex Overseen by Trustee
---------------                           --------------------           ---------------------------

John W. Ballantine                          None                               Over $100,000
Lewis A. Burnham                            None                               Over $100,000
Donald L. Dunaway*                          None                               Over $100,000
James R. Edgar*                             None                               $50,001-$100,000
Paul K. Freeman                             None                               None
William F. Glavin, Jr.                      None                               Over $100,000
Richard T. Hale                             None                               Over $100,000
Robert B. Hoffman                           None                               Over $100,000
Shirley D. Peterson                         None                               Over $100,000


                                       55

                                            Dollar Range of          Aggregate Dollar Range of Securities
                                         Fund Shares Owned in           Owned in All Funds in the Fund
Name of Trustee                           Tax-Exempt Portfolio           Complex Overseen by Trustee
---------------                           --------------------           ---------------------------

Fred B. Renwick                             None                               Over $100,000
William P. Sommers                          None                               Over $100,000
John G. Weithers                            None                               Over $100,000

* The dollar range of shares shown includes share equivalents of Scudder funds in which Governor Edgar and Mr. Dunaway are deemed to be invested pursuant to the Fund's Deferred Compensation Plan as more fully described above under "Remuneration."

As of October 31, 2002, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of each Portfolio.

To the best of the Fund's knowledge, as of October 31, 2002, no person owned beneficially more than 5% of each class of each Portfolio's outstanding shares (except as noted below).


As of October 31, 2002, 154,700,873 shares in the aggregate, or 22.72% of the outstanding shares of Cash Equivalent Fund, Money Market Portfolio were held in the name of ABN-AMRO, omnibus account, 350 Park Avenue, New York, NY 10022 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 405,658,261 shares in the aggregate, or 59.58% of the outstanding shares of Cash Equivalent Fund, Money Market Portfolio were held in the name of D.A. Davidson & Company, omnibus account, P.O. Box 5015, Great Falls, MT 59403 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 417,728,785 shares in the aggregate, or 88.82% of the outstanding shares of Cash Equivalent Fund, Government Securities Portfolio were held in the name of D.A. Davidson & Company, government omnibus account, P.O. Box 5015, Great Falls, MT 59403 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 11,712,805 shares in the aggregate, or 5.40% of the outstanding shares of Cash Equivalent Fund, Tax-Exempt Portfolio were held in the name of ABN-AMRO, omnibus account, 350 Park Avenue, New York, NY 10022 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 51,346,006 shares in the aggregate, or 23.70% of the outstanding shares of Cash Equivalent Fund, Tax-Exempt Portfolio were held in the name of D.A. Davidson & Company, omnibus account, P.O. Box 5015, Great Falls, MT 59403 who may be deemed to be the beneficial owner of certain of these shares.

                                FUND ORGANIZATION

Organizational Description

The Fund is an open-end, diversified, management investment company, organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective September 27, 1985, the Money Market and Government Securities Portfolios pursuant to a reorganization succeeded to the assets and liabilities of the two Portfolios of Cash Equivalent Fund, Inc., a Maryland corporation organized on February 2, 1979. The Money Market and Government Securities Portfolios commenced operations on March 16, 1979 and December 1, 1981, respectively. Effective August 1, 1988, the Tax-Exempt Portfolio succeeded to the assets and liabilities of Tax-Exempt Money Market Fund, a Massachusetts business trust organized October 25, 1985. Effective January 31, 1986, Tax-Exempt Money Market Fund succeeded to the assets and liabilities of Tax-Exempt Money Market Fund, Inc., a Maryland corporation that was organized January 27, 1982 and commenced operations on July 9, 1982. The Fund may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value. While only shares of the three previously described Portfolios are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of each Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. Shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees.


The Trustees have the authority to create additional Portfolios and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described herein and in the Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Portfolio or class by notice to the shareholders without shareholder approval.

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Fund except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Portfolio. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Portfolio and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Portfolio or the Fund's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Portfolio property for all losses and expenses of any shareholder held personally liable for the obligations of a Portfolio and each Portfolio may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Portfolio itself is unable to meet its obligations.


If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.


Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed.

Any Trustee may be removed for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective. Any Trustee may be removed with or without cause (i) by the vote of the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the mater voting together without regard to series or class at any meeting called for such purpose, or (ii) by a written consent filed with the custodian of a Portfolio's securities and executed by the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate shares constituting at least one percent of the outstanding shares of the Fund, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting to consider removal of a Trustee and accompanied by a form of communication and request that they wish to transmit, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

                              FINANCIAL STATEMENTS


The  financial  statements,   including  the  investment  portfolio,   for  each
Portfolio, together with the Report of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated July 31, 2002, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2 and Prime-1, Prime-2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics:
Liquidity ratios are adequate to meet cash requirements.
Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short- term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

          STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                              CASH EQUIVALENT FUND

                            PART C. OTHER INFORMATION

Item 23.                   Exhibits.
--------                   ---------

                           (a)    (1)   Amended and Restated Agreement and Declaration of Trust dated September 27,
                                        1985, is incorporated by reference to Post-Effective Amendment No. 21 to the
                                        Registration Statement.

                                  (2)   Written Instrument Amending Agreement and Declaration of Trust, dated August 1,
                                        1988, is incorporated by reference to Post-Effective Amendment No. 21 to the
                                        Registration Statement.

                           (b)    (1)   By-laws are incorporated by reference to Post-Effective Amendment No. 21 to the
                                        Registration Statement.

                                  (2)   Amendment to the By-Laws of the Registrant, dated November 29, 2000, is incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                        Statement.

                           (c)          Text of Share Certificate is incorporated by reference to Post-Effective
                                        Amendment No. 21 to the Registration Statement.

                           (d)    (1)   Investment Management Agreement between the Registrant, on behalf of  Money
                                        Market Portfolio and Government Securities Portfolio, and Kemper Financial
                                        Services, Inc., dated January 4, 1996, is incorporated by reference to
                                        Post-Effective Amendment No. 23 to the Registration Statement.

                                  (2)   Investment Management Agreement between the Registrant, on behalf of  Tax-Exempt
                                        Portfolio, and Kemper Financial Services, Inc., dated January 4, 1996, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration
                                        Statement.

                                  (3)   Investment Management Agreement between the Registrant, on behalf of  Money
                                        Market Portfolio and Government Securities Portfolio, and Scudder Kemper
                                        Investments, Inc., dated December 31, 1997, is incorporated by reference to
                                        Post-Effective Amendment No. 25 to the Registration Statement.

                                  (4)   Investment Management Agreement between the Registrant, on behalf of  Tax-Exempt
                                        Portfolio, and Scudder Kemper Investments, Inc., dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                                  (5)   Investment Management Agreement between the Registrant, on behalf of Money
                                        Market Portfolio and Government Securities Portfolio, and Scudder Kemper
                                        Investments, Inc., dated September 7, 1998, is incorporated by reference to
                                        Post-Effective Amendment No. 26 to the Registration Statement.

                                  (6)   Investment Management Agreement between the Registrant, on behalf of  Tax-Exempt
                                        Portfolio, and  Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration
                                        Statement.

                                  (7)   Investment Management Agreement between the Registrant, on behalf of Money
                                        Market Portfolio and Government Securities Portfolio, and Deutsche Investment
                                        Management Americas Inc., dated April 5, 2002, is filed herein.

                                  (8)   Investment Management Agreement between the Registrant, on behalf of  Tax-Exempt
                                        Portfolio, and  Deutsche Investment Management Americas Inc., dated April 5,
                                        2002, is filed herein.

                           (e)    (1)   Form of Administration, Services and Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

                                  (2)   Administration, Shareholder Services and Distribution Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated January 4, 1996, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                                  (3)   Administration, Shareholder Services and Distribution Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                                  (4)   Administration, Shareholder Services and Distribution Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                                  (5)   Underwriting and Distribution Services Agreement between Registrant and Scudder
                                        Distributors, Inc., dated April 5, 2002, is filed herein.

                           (f)          Kemper Retirement Plan Prototype is incorporated by reference to Post-Effective
                                        Amendment No. 21 to the Registration Statement.

                                        Model Individual Retirement Account is incorporated by reference to
                                        Post-Effective Amendment No. 21 to the Registration Statement.

                           (g)    (1)   Custody Agreement between the Registrant and Investors Fiduciary Trust Company,
                                        dated March 1, 1995, is incorporated by reference to Post-Effective Amendment
                                        No. 21 to the Registration Statement.

                                  (2)   Custody Agreement between the Registrant and State Street Bank and Trust
                                        Company, dated April 19, 1999, is incorporated by reference to Post-Effective
                                        Amendment No. 26 to the Registration Statement.

                                  (3)   Amendment to the current Custody Agreement between the Registrant and State
                                        Street Bank and Trust Company, dated May 3, 1999, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                                  (4)   Amendment to the current Custody Agreement between the Registrant and State
                                        Street Bank and Trust Company, dated January 5, 2001, is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

                           (h)    (1)   Agency Agreement between the Registrant and Investors Fiduciary Trust Company,
                                        dated April 1, 1991, is incorporated by reference to Post-Effective Amendment
                                        No. 21 to the Registration Statement.

                                  (2)   Fund Accounting Services Agreement between the Registrant, on behalf of Money

                                       2

                                        Market Portfolio, and Scudder Fund Accounting Corporation, dated December 31,
                                        1997, is incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.

                                  (3)   Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Government Securities Portfolio, and Scudder Fund Accounting Corporation, dated
                                        December 31, 1997, is incorporated by reference to Post-Effective Amendment No.
                                        25 to the Registration Statement.

                                  (4)   Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Tax-Exempt Portfolio, and Scudder Fund Accounting Corporation, dated December
                                        31, 1997, is incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.

                           (i)          Opinion and Consent of Counsel is filed herein.

                           (j)          Report and Consent of Independent Auditors is filed herein.

                           (k)          Inapplicable.

                           (l)          Inapplicable.

                           (m)    (1)   Amended and Restated 12b-1 Plan between the Registrant, on behalf of Money
                                        Market Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                                  (2)   Amended and Restated 12b-1 Plan between the Registrant, on behalf of Government
                                        Securities Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                                  (3)   Amended and Restated 12b-1 Plan between the Registrant, on behalf of  Tax-Exempt
                                        Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                           (n)          Inapplicable.

                           (p)    (1)   Code of Ethics for Scudder Kemper Investments, Inc. and certain of its subsidiaries, including Kemper Distributors, Inc. and Scudder Investor Services,
                                        Inc. is incorporated by reference to Post-Effective Amendment No. 29 to the
                                        Registration Statement.

                                  (2)   Code of Ethics for Cash Equivalent Fund is incorporated by reference to
                                        Post-Effective Amendment No. 29 to the Registration Statement.

                                  (3)   Code of Ethics for Scudder Funds, dated April 5, 2002, is filed herein.

                                  (4)   Code of Ethics for Deutsche Asset Management, dated September 3, 2002, is filed herein.



                                       3

                           (q)    (1)   Powers of Attorney for the following Trustee Paul K. Freeman and Richard T. Hale are filed herein.


Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None.

Item 25.          Indemnification.
--------          ----------------


                  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.


Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  Deutsche Investment Management Americas Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections
Name                       of Board of Directors of Registrant's Advisor
----                       ---------------------------------------------

Thomas F. Eggers*          President and CEO, Deutsche Investment Management Americas Inc.

Deborah Flickinger**       Director, Deutsche Investment Management Americas Inc.

Thomas Hughes*             Chairman and Director, Deutsche Investment Management Americas Inc.

William Shiebler*          Director, Deutsche Investment Management Americas Inc.

Philipp von Girsewald**    Director, Deutsche Investment Management Americas Inc.



*                          345 Park Avenue, New York, NY
**                         280 Park Avenue, New York, NY
***                        Taunusanlage 12, Frankfurt, Germany

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for other funds managed by Deutsche Investment Management Americas Inc.

         (b)

         Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Thomas F. Eggers              Chairman and Director                    None
         345 Park Avenue
         New York, NY 10154

         Jonathan R. Baum              Chief Executive Officer, President and   None
         345 Park Avenue               Director
         New York, NY 10154

         William F. Glavin             Vice President and Director              President, Trustee
         Two International Place
         Boston, MA  02110-4103



                                       5

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         James J. McGovern             Chief Financial Officer and Treasurer    None
         345 Park Avenue
         New York, NY  10054

         Caroline Pearson              Secretary                                Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         Linda J. Wondrack             Vice President and Chief Compliance      None
         Two International Place       Officer
         Boston, MA  02110-4103

         Susan K. Crawshaw             Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Scott B. David                Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Robert Froelich               Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Michael L. Gallagher          Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         M. Patrick Donovan            Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Michael E. Harrington         Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Dean Jackson                  Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Terrance S. McBride           Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         C. Perry Moore                Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Johnston A. Norris            Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606



                                       6


                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Todd N. Gierke                Assistant Treasurer                      None
         222 South Riverside Plaza
         Chicago, IL  60606

         James E. Keating              Assistant Treasurer                      None
         345 Park Avenue
         New York, NY  10054

         Philip J. Collora             Assistant Secretary                      Vice President and Assistant
         222 South Riverside Plaza                                              Secretary
         Chicago, IL  60606

         Diane E. Ratekin              Assistant Secretary                      None
         222 South Riverside Plaza
         Chicago, IL  60606

         (c)      Not applicable.


Item 28.          Location of Accounts and Records.
--------          ---------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant; the offices of Registrant's investment adviser, Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; at the offices of the Registrant's principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; in the case of records concerning custodial and transfer agency functions, at the offices of the custodian and transfer agent, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110; or, in the case of records concerning shareholder service agency functions, at the office of the shareholder service agent, Scudder Investments Service Company, P.O. Box 219151, Kansas City, Missouri 64105-9151.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 21st day of November 2002.

                                                    CASH EQUIVALENT FUND

                                                    By  /s/ John Millette
                                                        ------------------------
                                                        John Millette, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 21, 2002 on behalf of the following persons in the capacities indicated.

   SIGNATURE                                 TITLE                                     DATE
   ---------                                 -----                                     ----

   /s/ William F. Glavin, Jr.
   --------------------------------------
   William F. Glavin, Jr.                    President (Chief Executive Officer),      November 21, 2002
                                                 Trustee

   /s/ Charles A. Rizzo
   --------------------------------------
   Charles A. Rizzo                          Treasurer (Chief Financial Officer)       November 21, 2002

   /s/ John W. Ballantine
   --------------------------------------
   John W. Ballantine*                       Trustee                                   November 21, 2002

   /s/ Lewis A. Burnham
   --------------------------------------
   Lewis A. Burnham*                         Trustee                                   November 21, 2002

   /s/ Donald L. Dunaway
   --------------------------------------
   Donald L. Dunaway*                        Trustee                                   November 21, 2002

   /s/ James R. Edgar
   --------------------------------------
   James R. Edgar*                           Trustee                                   November 21, 2002

   /s/ Paul K. Freeman
   --------------------------------------
   Paul K. Freeman*                          Trustee                                   November 21, 2002

   /s/ Richard T. Hale
   --------------------------------------
   Richard T. Hale*                          Trustee, Chairman                         November 21, 2002

   /s/ Robert B. Hoffman
   --------------------------------------
   Robert B. Hoffman*                        Trustee                                   November 21, 2002

   /s/ Shirley D. Peterson
   --------------------------------------
   Shirley D. Peterson*                      Trustee                                   November 21, 2002

   /s/ Fred B. Renwick
   --------------------------------------
   Fred B. Renwick*                          Trustee                                   November 21, 2002


   /s/ William P. Sommers
   --------------------------------------
   William P. Sommers*                       Trustee                                   November 21, 2002

   /s/ John G. Weithers
   --------------------------------------
   John G. Weithers*                         Trustee                                   November 21, 2002


*By:     /s/ John Millette
         John Millette**

** Attorney-in-fact pursuant to the powers of attorney as filed herein and as contained in and incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, as filed on November 30, 2001.

                                POWER OF ATTORNEY
                                -----------------



Scudder Aggressive Growth Fund           Scudder Target Fund
Scudder Blue Chip Fund                   Scudder Technology Fund
Scudder Dynamic Growth Fund              Scudder Total Return Fund
Scudder Equity Trust                     Scudder U.S. Government Securities Fund
Scudder Floating Rate Fund               Scudder Value Series, Inc
Scudder Focus Value Plus Growth Fund     Scudder Variable Series II
Scudder Growth Fund                      Cash Account Trust
Scudder High Yield Series                Cash Equivalent Fund
Scudder Investors Trust                  Investors Cash Trust
Scudder New Europe Fund, Inc.            Investors Municipal Cash Fund
Scudder Portfolios                       Scudder Money Funds
Scudder State Tax-Free Income Series     Scudder Yieldwise Funds
Scudder Strategic Income Fund            Tax-Exempt CA Money Market Fund



Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in their capacity as a director, trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel O. Hirsch, John Millette and Caroline Pearson, and each of them, severally, or if more than one acts, a majority of them, their true and lawful attorney and agent to execute in their name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                        TITLE                     DATE
---------                        -----                     ----

/s/ Richard T. Hale        Director/Trustee                May 30, 2002
-------------------
Richard T. Hale

                           Director/Trustee                May 30, 2002
-------------------
Paul K. Freeman

                                POWER OF ATTORNEY
                                -----------------



Scudder Aggressive Growth Fund           Scudder Target Fund
Scudder Blue Chip Fund                   Scudder Technology Fund
Scudder Dynamic Growth Fund              Scudder Total Return Fund
Scudder Equity Trust                     Scudder U.S. Government Securities Fund
Scudder Floating Rate Fund               Scudder Value Series, Inc
Scudder Focus Value Plus Growth Fund     Scudder Variable Series II
Scudder Growth Fund                      Cash Account Trust
Scudder High Yield Series                Cash Equivalent Fund
Scudder Investors Trust                  Investors Cash Trust
Scudder New Europe Fund, Inc.            Investors Municipal Cash Fund
Scudder Portfolios                       Scudder Money Funds
Scudder State Tax-Free Income Series     Scudder Yieldwise Funds
Scudder Strategic Income Fund            Tax-Exempt CA Money Market Fund



Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in their capacity as a director, trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel O. Hirsch, John Millette and Caroline Pearson, and each of them, severally, or if more than one acts, a majority of them, their true and lawful attorney and agent to execute in their name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                        TITLE                     DATE
---------                        -----                     ----

/s/ Paul K. Freeman        Director/Trustee                June 18, 2002
-------------------
Paul K. Freeman

                                                               File No. 2-63522
                                                               File No. 811-2899


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 31
                                                      --
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 31
                                              --

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                              CASH EQUIVALENT FUND

                              CASH EQUIVALENT FUND

                                  EXHIBIT INDEX


                                 Exhibit (d)(7)
                                 Exhibit (d)(8)
                                 Exhibit (e)(5)
                                   Exhibit (i)
                                   Exhibit (j)
                                 Exhibit (p)(3)
                                 Exhibit (p)(4)



                                       2